UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2000.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     January 31, 2001



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information T	able Entry Total:       33
Form 13F Information T	able Value Total:	164,572,670.33



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	        CLASS   CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Johnson & Johnson               478160104      10,676   101,615   Sole   None
Costco Co., Inc.                22160Q102      10,645   266,529   Sole   None
Berkshire Hathaway      B       084670207       9,540     4,052   Sole   None
Federal Home Loan               313400301       9,264   134,505   Sole   None
Wells Fargo                     949746101       9,235   165,844   Sole   None
PepsiCo, Inc.                   713448108       8,489   171,271   Sole   None
Tyco International              902124106       7,683   138,435   Sole   None
Pfizer, Inc.                    717081103       7,462   162,219   Sole   None
Comcast Corp.           A       200300200       7,285   174,495   Sole   None
Cisco Systems                   17275R102       7,204   188,341   Sole   None
Washington Mutual               939322103       6,480   122,113   Sole   None
Microsoft Corp.                 594918104       6,119   141,065   Sole   None
Waters Corporation              941848103       5,627    67,389   Sole   None
Sun Microsystems                866810104       5,340   191,578   Sole   None
Viacom Inc.             B       925524308       5,132   109,765   Sole   None
Berkshire Hathaway      A       084670108       4,757        67   Sole   None
Ace Ltd.                        004644100       4,586   108,075   Sole   None
Walgreen Company                931422109       4,517   108,020   Sole   None
Lowes Company                   548661107       4,348    97,716   Sole   None
AT&T Liberty Media              001957208       4,238   312,490   Sole   None
American Standard               029712106       3,997    81,045   Sole   None
Tricon Global Res               895953107       3,987   120,810   Sole   None
Watson Pharmaceut               942683103       3,962    77,409   Sole   None
Mueller Industries              624756102       3,946   147,175   Sole   None
Parker-Hannifin                 701094104       3,423    77,570   Sole   None
Harley Davidson                 412822108       3,076    77,385   Sole   None
First American Corp             318522307       2,226    67,700   Sole   None
BSquare Corp		        11776U102         932   155,400   Sole   None
Shire Pharm. Gp	ADR	        82481R106         236     5,125   Sole   None
Worldcom, Inc.                  98157D106         158    11,250   Sole   None
Microbest, Inc.                 59500X108           3    13,506   Sole   None
Frontier Insurance              359081106           1    10,000   Sole   None
TPA America, Inc.               872605100           0    15,000   Sole   None







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